Basic and diluted loss per share (Tables)	12 Months Ended
Dec. 31, 2024
Basic and diluted loss per share
Schedule of basic and diluted loss per share

	Years ended December 31,
(in thousands of euros)	2022	2023	2024
Net loss for the period	(54,274)	(110,426)	(184,212)
Weighted average number of shares outstanding used to calculate basic/diluted loss per share (1)	41,449,732	45,351,799	59,778,701
Basic/diluted loss per share (in €)	(1.31)	(2.43)	(3.08)
(1)	In accordance with IAS 33.19, basic/diluted earnings per share exclude treasury shares held by the Group as of December 31, 2024.